Investment Objectives and Goals - Yorkville America Space Index ETF	Oct. 19, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Yorkville America Space Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the YA MarketVector™ Space Ecosystem Index.